Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2019	2018
Current tax expense
Current period income tax	$9	$51
Withholding tax	11	319
Total current tax expense	$20	$370
Deferred tax expense
Origination and reversal of temporary differences	$(16,287)	$1,834
Adjustments for prior periods	2,715	(1,138)
Change in unrecognized deductible temporary differences	13,572	(696)
Total deferred tax expense	$—	$—

Total income tax expense	$20	$370

Disclosure of reconciliation of accounting profit
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2019	2018
Net loss before income taxes	$(39,030)	$(26,953)
Expected tax recovery at 27.00% (2018 – 27.00%)	$(10,538)	$(7,277)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	(73)	1,009
Investment tax credits earned	(3,126)	(2,439)
Foreign tax rate differences	1,304	227
Change in unrecognized deductible temporary differences	12,442	8,531
Other	11	319
Income taxes	$20	$370

Disclosure of temporary difference, unused tax losses and unused tax credits
At December 31, 2019, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2019	2018
Scientific research expenditures	$97,340	$83,661
Accrued warranty provision	6,600	10,197
Share issuance costs	238	668
Losses from operations carried forward	115,977	107,339
Investment tax credits	34,341	30,231
Property, plant and equipment and intangible assets	193,336	174,006
	$447,832	$406,102
The Corporation has available to carry forward the following as at December 31:

	2019	2018
Canadian scientific research expenditures	$97,340	$83,661
Canadian losses from operations	34,847	33,801
Canadian investment tax credits	34,341	30,231
German losses from operations for corporate tax purposes	525	553
U.S. federal losses from operations	51,696	45,140
Denmark losses from operations	26,405	25,757
Hong Kong losses from operations	33	24